UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2018

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.3%
Adient PLC	646,303	$34,409,172

Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	73,802	144,652	*

Internet & Direct Marketing Retail - 0.9%
Liberty Expedia Holdings Inc., Class A Shares	364,040	15,802,976	*
Liberty TripAdvisor Holdings Inc., Class A Shares	375,814	5,505,675	*
Qurate Retail Inc.	3,758,132	76,402,824	*

Total Internet & Direct Marketing Retail		97,711,475

Media - 18.9%
AMC Networks Inc., Class A Shares	3,694,175	211,195,985	*
CBS Corp., Class B Shares, Non Voting Shares	753,776	37,967,697
Comcast Corp., Class A Shares	20,270,452	632,032,693
Discovery Inc., Class A Shares	7,784,663	164,178,543	*
Discovery Inc., Class C Shares	2,768,415	54,731,565	*
GCI Liberty Inc., Class A Shares	546,064	22,825,475	*
Liberty Broadband Corp., Class A Shares	1,116,526	76,247,561	*
Liberty Broadband Corp., Class C Shares	1,588,009	109,366,180	*
Liberty Global PLC, Class A Shares	670,450	19,114,529	*
Liberty Global PLC, Class C Shares	2,030,225	56,196,628	*
Liberty Latin America Ltd., Class A Shares	117,175	2,539,182	*
Liberty Latin America Ltd., Class C Shares	354,819	7,621,512	*
Liberty Media Corp-Liberty Braves, Class A Shares	157,714	3,936,541	*
Liberty Media Corp-Liberty Braves, Class C Shares	282,740	7,062,845	*
Liberty Media Corp-Liberty Formula One, Class A Shares	394,288	11,935,098	*
Liberty Media Corp-Liberty Formula One, Class C Shares	706,853	22,322,418	*
Liberty Media Corp-Liberty SiriusXM, Class A Shares	1,577,154	72,943,372	*
Liberty Media Corp-Liberty SiriusXM, Class C Shares	2,827,417	130,598,391	*
Lions Gate Entertainment Corp., Class B Shares	1,456,677	31,799,259
Madison Square Garden Co., Class A Shares	760,394	199,253,644	*
MSG Networks Inc., Class A Shares	2,281,179	44,026,755	*
Viacom Inc., Class B Shares	753,776	20,427,330
World Wrestling Entertainment Inc., Class A Shares	955,300	55,302,317

Total Media		1,993,625,520

TOTAL CONSUMER DISCRETIONARY		2,125,890,819

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 11.2%
Energy Equipment & Services - 5.3%
Core Laboratories NV	2,913,066	$361,744,536	(a)
Frank’s International NV	125,275	924,530
National Oilwell Varco Inc.	3,152,236	130,565,615
Weatherford International PLC	20,174,872	68,392,816	*

Total Energy Equipment & Services		561,627,497

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	6,498,126	453,569,195
Newfield Exploration Co.	5,864,186	171,468,798	*

Total Oil, Gas & Consumable Fuels		625,037,993

TOTAL ENERGY		1,186,665,490

FINANCIALS - 1.6%
Banks - 0.7%
Sterling Bancorp	3,333,298	81,832,466

Capital Markets - 0.5%
Cohen & Steers Inc.	1,291,712	50,286,348

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp Inc.	3,571,604	41,394,890

TOTAL FINANCIALS		173,513,704

HEALTH CARE - 32.2%
Biotechnology - 18.5%
Aduro Biotech Inc.	123,046	1,082,805	*
Agios Pharmaceuticals Inc.	1,036,242	96,888,627	*
Alkermes PLC	1,011,445	47,740,204	*
Amgen Inc.	2,775,794	498,588,118
Biogen Inc.	2,957,431	869,366,417	*
ImmunoGen Inc.	125,766	1,441,278	*
Ionis Pharmaceuticals Inc.	2,722,745	127,016,054	*
ProQR Therapeutics NV	282,957	1,612,855	*
Spark Therapeutics Inc.	387,615	30,927,801	*
Ultragenyx Pharmaceutical Inc.	332,246	24,320,407	*
Vertex Pharmaceuticals Inc.	1,720,800	265,003,200	*

Total Biotechnology		1,963,987,766

Health Care Equipment & Supplies - 1.7%
Medtronic PLC	1,948,830	168,223,006
Wright Medical Group NV	357,346	8,919,356	*

Total Health Care Equipment & Supplies		177,142,362

Health Care Providers & Services - 8.0%
UnitedHealth Group Inc.	3,500,308	845,359,385

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.0%
Allergan PLC	2,584,100	$389,682,280
Valeant Pharmaceuticals International Inc.	1,477,735	32,510,170	*

Total Pharmaceuticals		422,192,450

TOTAL HEALTH CARE		3,408,681,963

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.8%
Engility Holdings Inc.	246,185	7,740,057	*
L3 Technologies Inc.	1,462,698	290,096,894

Total Aerospace & Defense		297,836,951

Building Products - 2.0%
Johnson Controls International PLC	6,463,046	216,899,824

Construction & Engineering - 1.2%
Fluor Corp.	2,515,041	122,583,098

Electrical Equipment - 0.2%
nVent Electric PLC	796,874	21,579,348	*

Machinery - 0.3%
Pentair PLC	781,064	34,085,633

Trading Companies & Distributors - 0.1%
NOW Inc.	535,568	7,530,086	*

TOTAL INDUSTRIALS		700,514,940

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.3%
ARRIS International PLC	1,080,420	27,313,018	*

Electronic Equipment, Instruments & Components - 3.4%
Dolby Laboratories Inc., Class A Shares	816,369	51,267,973
TE Connectivity Ltd.	3,326,580	309,638,066

Total Electronic Equipment, Instruments & Components		360,906,039

Internet Software & Services - 2.3%
Facebook Inc., Class A Shares	103,594	19,867,257	*
LogMeIn Inc.	87,102	9,398,306
Twitter Inc.	6,036,635	209,471,235	*

Total Internet Software & Services		238,736,798

Semiconductors & Semiconductor Equipment - 7.7%
Broadcom, Inc.	1,969,053	496,339,190
Cree Inc.	3,682,380	171,672,555	*
Intel Corp.	2,691,541	148,573,063

Total Semiconductors & Semiconductor Equipment		816,584,808

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY		SHARES	VALUE
Software - 5.9%
Autodesk Inc.		2,744,820	$354,356,262	*
Citrix Systems Inc.		1,470,072	155,269,005	*
Nuance Communications Inc.		8,569,573	115,774,931	*

Total Software			625,400,198

Technology Hardware, Storage & Peripherals - 6.7%
Seagate Technology PLC		9,139,633	515,018,320
Western Digital Corp.		2,352,087	196,422,785

Total Technology Hardware, Storage & Peripherals			711,441,105

TOTAL INFORMATION TECHNOLOGY			2,780,381,966

MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Inc.		4,157,955	70,269,440
Nucor Corp.		815,297	52,333,914

TOTAL MATERIALS			122,603,354

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Inc.		523,562	16,921,524

TOTAL COMMON STOCKS (Cost - $4,436,269,980)			10,515,173,760

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,491,502)		1,396,601	1,815,581	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,439,761,482)			10,516,989,341

	RATE
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $36,940,563)	1.608%	36,940,563	36,940,563

TOTAL INVESTMENTS - 99.7% (Cost - $4,476,702,045)			10,553,929,904
Other Assets in Excess of Liabilities - 0.3%			32,201,122

TOTAL NET ASSETS - 100.0%			$10,586,131,026

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2018, the total market value of investments in Affiliated Companies was $361,744,536 and the cost was $198,278,101 (See Note 2).

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$10,515,173,760	—	—	$10,515,173,760
Rights	1,815,581	—	—	1,815,581
Total Long-Term Investments	10,516,989,341	—	—	10,516,989,341

Short-Term Investments†	36,940,563	—	—	36,940,563

Total Investments	$10,553,929,904	—	—	$10,553,929,904

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended May 31, 2018:

	Affiliate Value at August 31, 2017	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2018
		Cost	Shares	Cost	Shares
Core Laboratories NV	$263,273,118	—	—	$637,512	72,567	$7,777,458	$4,903,845	$99,108,930	$361,744,536

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018